Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes
Components of provision for income taxes

The provision for income taxes consists of the following components (in thousands):

	Year Ended December 31,
	2009	2010	2011
Current tax expense	$290	$875	$1,133
Deferred tax expense/(benefit)	(12)	(32)	234
	$278	$843	$1,367

Reconciling items from income tax computed at the statutory federal rate

	Year Ended December 31,
	2009	2010	2011
Federal income tax at statutory rate	34.0%	34.0%	34.0%
State income taxes, net of federal benefits	2.8	2.6	2.5
Permanent adjustments	(2.3)	0.3	(1.8)
Net research and development and other tax credits	1.6	0.2	0.0
Valuation allowance	(35.8)	(36.0)	(33.1)
Foreign	(1.1)	0.1	(0.3)
Other	0.5	(1.8)	(1.8)
	(0.3)%	(0.6)%	(0.5)%

Schedule of significant components of the Company's deferred tax assets and liabilities

Significant components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	December 31, 2010	December 31, 2011
Net operating losses	$101,872	$179,245
Accruals, reversals and stock compensation	17,304	21,422
Deferred revenue	10,688	11,872
Credit carryforwards	3,899	4,051
Depreciation and amortization	2,714	4,169
Deferred tax assets before valuation allowance	136,477	220,759
Valuation allowance	(136,243)	(220,759)
Net deferred tax assets	$234	$—

Schedule of reconciliation of the beginning and ending amount of uncertain tax positions

	Year Ended December 31,
	2009	2010	2011
Balance at beginning of year	$630	$631	$669
Additions/(settlements)	(43)	—	348
Fluctuation in foreign exchange rates	44	38	13
Balance at end of year	$631	$669	$1,030